Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Statement of Financial Position [Abstract]
Common Stock, par value
Common Stock, shares authorized
Common Stock, shares issued	89,331,598	86,328,952	79,255,728
Common Stock, shares outstanding	89,331,598	86,328,952	79,255,728